ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Argentina — 1.5%
Consumer Discretionary — 1.5%
MercadoLibre *	461	$375,120

Total Argentina		375,120

Australia — 1.0%
Information Technology — 1.0%
Appen	66,115	267,582

Total Australia		267,582

Canada — 1.4%
Information Technology — 1.4%
Shopify, Cl A *	10,290	358,401

Total Canada		358,401

China — 5.9%
Communication Services — 2.7%
Baidu ADR *	2,873	392,366
Tencent Holdings	8,000	312,666
Total Communication Services		705,032

Consumer Discretionary — 2.8%
Alibaba Group Holding ADR *	4,244	379,286
JD.com ADR	5,833	347,064
Total Consumer Discretionary		726,350

Information Technology — 0.4%
Iflytek	15,200	94,848

Total China		1,526,230

France — 1.5%
Information Technology — 1.5%
Dassault Systemes	9,136	388,084

Total France		388,084

Germany — 1.1%
Information Technology — 1.1%
Infineon Technologies	10,366	280,625

Total Germany		280,625

Hong Kong — 1.0%
Information Technology — 1.0%
Kingdee International Software Group	114,000	246,301

Total Hong Kong		246,301
Description	Shares	Fair Value

Israel — 1.3%
Information Technology — 1.3%
Nice ADR *	1,559	$333,657

Total Israel		333,657

Poland — 0.7%
Communication Services — 0.7%
CD Projekt	9,735	190,654

Total Poland		190,654

Russia — 0.0%
Communication Services — 0.0%
Yandex, Cl A * (A)(B)(C)	8,618	86

Total Russia		86

Taiwan — 3.7%
Information Technology — 3.7%
Global Unichip	19,273	325,068
MediaTek	11,902	271,503
Taiwan Semiconductor Manufacturing	19,344	328,850
Total Information Technology		925,421

Total Taiwan		925,421

United Kingdom — 1.2%
Information Technology — 1.2%
Darktrace *	68,977	314,684

Total United Kingdom		314,684

United States — 79.6%
Communication Services — 5.5%
Alphabet, Cl A *	3,600	418,752
Electronic Arts	2,573	337,655
Netflix *	1,482	333,302
Spotify Technology *	2,626	296,791
		1,386,500
Consumer Discretionary — 7.8%
Amazon.com *	3,368	454,512
Booking Holdings *	157	303,903
Etsy *	4,274	443,299
iRobot *	9,189	422,786
Tesla *	447	398,478
		2,022,978
Financials — 1.4%
Lemonade *	12,559	236,737
Upstart Holdings *	5,564	135,372
		372,109
Health Care — 6.8%
Butterfly Network *	87,830	381,182
Illumina *	1,770	383,524
Veeva Systems, Cl A *	1,929	431,286
Veracyte *	20,696	545,132
		1,741,124

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2022 (Unaudited)

Description	Shares	Fair Value
Industrials — 3.0%
CoStar Group *	4,980	$361,498
Verisk Analytics, Cl A	2,096	398,764
		760,262
Information Technology — 55.1%
Accenture PLC, Cl A	942	288,497
Adobe *	685	280,932
Advanced Micro Devices *	3,501	330,739
Alteryx, Cl A *	7,156	346,565
Ambarella *	4,481	387,831
Analog Devices	2,494	428,868
Arista Networks *	3,916	456,723
ASML Holding, Cl G	646	371,088
Atlassian, Cl A *	2,164	452,969
Autodesk *	1,742	376,829
Block, Cl A *	4,178	317,779
C3.ai, Cl A *	13,748	253,101
Cloudflare, Cl A *	6,951	349,774
Cognex	7,052	359,511
Fair Isaac *	962	444,473
Fiserv *	3,151	332,998
HubSpot *	980	301,840
International Business Machines	2,569	336,000
Intuit	842	384,095
JFrog *	19,055	423,021
Lam Research	708	354,361
Microsoft	1,528	428,971
MongoDB, Cl A *	1,238	386,837
New Relic *	7,169	434,943
NortonLifeLock	12,726	312,169
NVIDIA	2,159	392,139
Palo Alto Networks *	742	370,332
Pure Storage, Cl A *	13,114	371,782
Rapid7 *	5,153	329,637
Salesforce *	2,185	402,084
Samsara, Cl A *	23,375	338,003
ServiceNow *	736	328,742
Snowflake, Cl A *	2,081	311,963
Splunk *	3,906	405,872
Teradyne	3,376	340,605
Twilio, Cl A *	4,051	343,525
Varonis Systems, Cl B *	10,556	268,439
Wix.com *	4,566	270,901
Yext *	69,884	306,092
Zendesk *	4,052	305,602
		14,226,632
Total United States		20,509,605
Total Common Stock
(Cost $35,528,845)		25,716,450

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 1.52%(D)	31,881	31,881

Total Short-Term Investment
(Cost $31,881)		31,881

Total Investments - 100.0%

Description	Fair Value
(Cost $35,560,726)	$25,748,331

Percentages based on Net Assets of $25,735,815.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2022 was $86 and represented 0.00% of Net Assets.
(C)	Security is fair valued.
(D)	Rate shown is the 7-day effective yield as of July 31, 2022.

ADR – American Depository Receipt

Cl - Class

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$	$	$	$
Argentina	375,120	—	—	375,120
Australia	267,582	—	—	267,582
Canada	358,401	—	—	358,401
China	1,526,230	—	—	1,526,230
France	388,084	—	—	388,084
Germany	280,625	—	—	280,625
Hong Kong	246,301	—	—	246,301
Israel	333,657	—	—	333,657
Poland	190,654	—	—	190,654
Russia	—	—	86	86
Taiwan	925,421	—	—	925,421
United Kingdom	314,684	—	—	314,684
United States	20,509,605	—	—	20,509,605
Short-Term Investment
United States	31,881	—	—	31,881
Total Investments in Securities	$25,748,245	$—	$86	$25,748,331

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1800